Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Offsetting [Abstract]
Derivative liabilities Gross recognized liabilities	$ 1,629	$ 1,951
Repurchase agreements Gross recognized liabilities	803	801
Securities loaned Gross recognized liabilities	111	223
Total Gross recognized liabilities	2,543	2,975
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(1,130)	(1,185)
Total Gross amounts liabilities offset in consolidated balance sheet	(1,130)	(1,185)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	499	766
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	803	801
Securities loaned Net amounts liabilities presented in consolidated balance sheet	111	223
Total Net amounts liabilities presented in consolidated balance sheet	1,413	1,790
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(110)	(78)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(24)	(60)
Securities loaned Gross financial instruments not offset in consolidated balance sheet		(10)
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(134)	(148)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(779)	(741)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet	(110)	(211)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(889)	(952)
Derivative liabilities Net Amount	389	688
Repurchase agreements Net Amount	0	0
Securities loaned Net Amount	1	2
Total Net Amount Liabilities	$ 390	$ 690